Subsequent events	12 Months Ended
Jun. 30, 2022
21. Subsequent events

21. Subsequent events

On July 28, 2022, the Company granted 160,000 RSUs with a vesting date of June 30, 2023, whereby the holders will receive 160,000 common shares subject to being employed or a consultant on the vesting date.

On August 17, 2022, the Company received the remaining royalty funding of $3.0 million.